Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets

	September 30, 2016 (unaudited)	December 31, 2015
Prepaid rent	$27,000	$27,000
Prepaid insurance	39,000	40,000
Prepaid other	104,000	140,000
Current portion—deferred financing fees for LOC	314,000	228,000
Total	$484,000	$408,000

	December 31, 2015	December 31, 2014
Prepaid rent	$27,000	$27,000
Prepaid insurance	40,000	31,000
Prepaid other	140,000	13,000
Prepaid professional fees	—	20,000
Current portion – deferred financing fees for LOC	228,000	—
Total	$408,000	$46,000